Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2017	Dec. 31, 2017
Incur capital expenditure			$ 28,100
Letters of credit outstanding amount	$ 8,600		8,600
Surety bonds and other bank issued guarantees	38,600		38,600			$ 37,800
Successor [Member]
Rental expense	25,200		31,200
Liability	529,471		529,471
Predecessor [Member]
Rental expense		$ 7,900		$ 19,500	$ 21,800
Other Liabilities [Member]
Liability	$ 6,700		$ 6,700			$ 4,500